BUSINESS ACQUISITIONS - Schedule of fair value of net assets acquired (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Apr. 03, 2023	Dec. 31, 2022
Freedom Mobile Inc.
Assets
Accounts receivable			$ 257.3
Other current assets			181.3
Property, plant and equipment			709.1
Intangible assets			1,177.7
Right-of-use of assets			226.2
Other assets			65.8
Total			2,617.4
Liabilities
Accounts payable, accrued charges and provisions			(127.2)
Other current liabilities			(94.2)
Lease liabilities			(226.2)
Deferred income taxes			(17.9)
Other liabilities			(84.1)
Total			(549.6)
Net assets acquired			2,067.8
Cash consideration paid			2,171.0
Cash acquired			(103.2)
Total			$ 2,067.8
VMedia Inc.
Liabilities
Cash consideration paid	$ 1.8	$ 1.8
Cash acquired				$ (1.4)